SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE - Revenue by Product Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenue (Note 21)	$ 1,158,519	$ 1,053,019	$ 898,126
Tape
Disclosure of products and services [line items]
Revenue (Note 21)	666,571	672,856	606,302
Film
Disclosure of products and services [line items]
Revenue (Note 21)	184,398	184,743	165,597
Engineered coated products
Disclosure of products and services [line items]
Revenue (Note 21)	162,955	126,973	115,538
Protective packaging
Disclosure of products and services [line items]
Revenue (Note 21)	135,605	57,070	1,375
Other
Disclosure of products and services [line items]
Revenue (Note 21)	$ 8,990	$ 11,377	$ 9,314